UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21905

First Trust/Aberdeen Emerging Opportunity Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments
March 31, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 42.8%
	Argentina – 2.2%
10,000,000	Argentina POM Politica Monetaria, Argentina Central Bank 7 day repurchase reference rate (ARS) (b)	27.25%	06/21/20	$528,462
380,000	Argentine Republic Government International Bond (EUR)	5.25%	01/15/28	457,051
266,387	Argentine Republic Government International Bond (USD)	8.28%	12/31/33	286,899
350,000	Argentine Republic Government International Bond (USD)	7.13%	07/06/36	337,750
420,000	Argentine Republic Government International Bond (USD)	6.88%	01/11/48	384,038
				1,994,200
	Bahrain – 0.6%
270,000	Bahrain Government International Bond (USD)	7.00%	01/26/26	272,302
278,000	Bahrain Government International Bond (USD) (c)	7.00%	10/12/28	268,534
				540,836
	Belarus – 0.3%
307,000	Republic of Belarus International Bond (USD) (c)	6.20%	02/28/30	304,321
	Brazil – 4.3%
10,960,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	3,449,815
1,560,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	488,769
				3,938,584
	Dominican Republic – 1.2%
53,000,000	Dominican Republic Bond (DOP) (c)	10.50%	04/07/23	1,127,475
	Ecuador – 1.5%
230,000	Ecuador Government International Bond (USD) (c)	8.75%	06/02/23	236,727
1,100,000	Ecuador Government International Bond (USD)	9.65%	12/13/26	1,164,625
				1,401,352
	Egypt – 2.2%
246,000	Egypt Government International Bond (USD) (c)	6.13%	01/31/22	255,007
200,000	Egypt Government International Bond (USD) (c)	8.50%	01/31/47	223,464
280,000	Egypt Government International Bond (USD) (c)	7.90%	02/21/48	295,250
22,000,000	Egypt Treasury Bills (EGP)	(d)	05/29/18	1,220,837
				1,994,558
	El Salvador – 0.6%
280,000	El Salvador Government International Bond (USD)	5.88%	01/30/25	275,881
300,000	El Salvador Government International Bond (USD)	7.65%	06/15/35	317,802
				593,683
	Ethiopia – 0.6%
540,000	Ethiopia International Bond (USD) (c)	6.63%	12/11/24	557,034
	Ghana – 1.6%
2,150,000	Ghana Government Bond (GHS)	21.50%	03/09/20	533,073
840,000	Ghana Government International Bond (USD)	8.13%	01/18/26	903,090
				1,436,163
	Honduras – 0.5%
410,000	Honduras Government International Bond (USD) (c)	7.50%	03/15/24	453,800
	Indonesia – 2.0%
23,200,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	1,836,790
See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Iraq – 0.9%
200,000	Iraq International Bond (USD) (c)	6.75%	03/09/23	$203,438
610,000	Iraq International Bond (USD)	5.80%	01/15/28	584,380
				787,818
	Kenya – 0.2%
200,000	Kenya Government International Bond (USD)	6.88%	06/24/24	209,385
	Malaysia – 1.3%
4,700,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	1,196,997
	Mexico – 3.6%
15,200,000	Mexican Bonos (MXN)	6.50%	06/09/22	815,206
22,600,000	Mexican Bonos (MXN)	5.75%	03/05/26	1,130,000
23,200,000	Mexican Bonos (MXN)	7.75%	11/13/42	1,296,533
				3,241,739
	Mongolia – 0.3%
290,000	Mongolia Government International Bond (USD)	5.13%	12/05/22	284,302
	Nigeria – 0.5%
200,000	Nigeria Government International Bond (USD) (c)	7.88%	02/16/32	218,244
200,000	Nigeria Government International Bond (USD) (c)	7.63%	11/28/47	207,464
				425,708
	Oman – 0.3%
270,000	Oman Government International Bond (USD) (c)	6.75%	01/17/48	259,817
	Pakistan – 0.3%
280,000	Pakistan Government International Bond (USD) (c)	6.88%	12/05/27	265,653
	Peru – 2.4%
6,010,000	Peruvian Government International Bond (PEN)	6.90%	08/12/37	2,150,692
	Poland – 2.8%
4,450,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	1,400,525
4,100,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	1,140,117
				2,540,642
	Russia – 4.6%
223,550,000	Russian Federal Bond - OFZ (RUB)	7.05%	01/19/28	3,934,363
200,000	Russian Foreign Bond - Eurobond (USD)	5.88%	09/16/43	222,750
				4,157,113
	Rwanda – 0.6%
200,000	Rwanda International Government Bond (USD) (c)	6.63%	05/02/23	207,145
300,000	Rwanda International Government Bond (USD)	6.63%	05/02/23	310,717
				517,862
	South Africa – 3.6%
24,800,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	2,423,702
820,000	Republic of South Africa Government International Bond (USD)	4.88%	04/14/26	819,139
				3,242,841
	Sri Lanka – 0.6%
570,000	Sri Lanka Government International Bond (USD) (c)	6.20%	05/11/27	562,112
See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Suriname – 0.3%
270,000	Republic of Suriname (USD) (c)	9.25%	10/26/26	$278,100
	Tanzania – 0.1%
133,335	Tanzania Government International Bond, 6 Mo. LIBOR + 6.00% (USD) (b)	8.24%	03/09/20	139,110
	Turkey – 1.4%
4,700,000	Turkey Government Bond (TRY)	8.80%	09/27/23	1,000,684
1,140,000	Turkey Government Bond (TRY)	10.40%	03/20/24	262,368
				1,263,052
	Ukraine – 1.2%
115,000	Ukraine Government International Bond (USD) (c)	7.75%	09/01/21	120,657
865,000	Ukraine Government International Bond (USD) (c)	7.75%	09/01/24	892,669
188,000	Ukraine Government International Bond (USD) (c) (e)	(d)	05/31/40	131,676
				1,145,002
	Uruguay – 0.2%
5,076,079	Uruguay Government International Bond (UYU)	4.38%	12/15/28	194,171
	Total Foreign Sovereign Bonds and Notes			39,040,912
	(Cost $35,986,694)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) – 17.3%
	Argentina – 0.2%
200,000	Genneia S.A. (USD) (c)	8.75%	01/20/22	215,928
	Azerbaijan – 0.6%
495,000	Southern Gas Corridor CJSC (USD) (c)	6.88%	03/24/26	546,800
	Barbados – 0.3%
250,000	Sagicor Finance 2015 Ltd. (USD) (c)	8.88%	08/11/22	280,000
	Brazil – 3.3%
277,000	Azul Investments LLP (USD) (c)	5.88%	10/26/24	273,538
270,000	Caixa Economica Federal (USD) (e)	7.25%	07/23/24	279,450
280,000	CSN Resources S.A. (USD) (c)	7.63%	02/13/23	262,850
330,000	GTL Trade Finance, Inc. (USD)	7.25%	04/16/44	371,250
280,000	MARB BondCo PLC (USD) (c)	6.88%	01/19/25	256,620
350,000	OAS Finance Ltd. (USD) (e) (g) (h) (i)	8.88%	(j)	21,438
200,000	OAS Investments GmbH (USD) (g) (h) (i)	8.25%	10/19/19	12,250
282,600	Odebrecht Drilling Norbe VIII/IX Ltd. (USD)	6.35%	12/01/21	276,948
350,000	Petrobras Global Finance BV (USD) (c)	5.30%	01/27/25	346,062
650,000	Petrobras Global Finance BV (USD)	8.75%	05/23/26	765,602
155,000	QGOG Atlantic/Alaskan Rigs Ltd. (USD)	5.25%	07/30/18	151,900
				3,017,908
	China – 0.5%
260,000	Shimao Property Holdings Ltd. (USD)	8.38%	02/10/22	279,541
200,000	Yingde Gases Investment Ltd. (USD) (c)	6.25%	01/19/23	197,265
				476,806
	Colombia – 0.2%
207,000	Banco GNB Sudameris S.A. (USD) (c) (e)	6.50%	04/03/27	213,469
See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	Dominican Republic – 0.9%
720,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad Itabo (USD) (c)	7.95%	05/11/26	$771,804
	El Salvador – 0.4%
310,000	Grupo Unicomer Co., Ltd. (USD) (c)	7.88%	04/01/24	336,505
	Georgia – 0.6%
200,000	BGEO Group JSC (USD) (c)	6.00%	07/26/23	202,750
350,000	Georgian Oil and Gas Corp. JSC (USD) (c)	6.75%	04/26/21	364,294
				567,044
	Ghana – 0.3%
278,000	Tullow Oil PLC (USD) (c)	7.00%	03/01/25	278,347
	Guatemala – 0.5%
400,000	Comunicaciones Celulares S.A. Via Comcel Trust (USD) (c)	6.88%	02/06/24	419,356
	Honduras – 0.3%
280,000	Inversiones Atlantida S.A. (USD) (c)	8.25%	07/28/22	291,900
	India – 1.0%
40,000,000	NTPC Ltd. (INR)	7.25%	05/03/22	614,862
275,000	Vedanta Resources PLC (USD) (c)	6.13%	08/09/24	269,402
				884,264
	Indonesia – 0.2%
200,000	Medco Platinum Road Pte Ltd. (USD) (c)	6.75%	01/30/25	191,467
	Kazakhstan – 0.3%
308,000	Tengizchevroil Finance Co. International Ltd. (USD) (c)	4.00%	08/15/26	295,141
	Mexico – 1.1%
270,000	Axtel SAB de CV (USD) (c)	6.38%	11/14/24	275,400
230,000	Cemex SAB de CV (USD) (c)	7.75%	04/16/26	253,966
4,800,000	Petroleos Mexicanos (MXN)	7.19%	09/12/24	238,706
279,000	Unifin Financiera SAB de CV SOFOM ENR (USD) (c) (e)	8.88%	(j)	273,420
				1,041,492
	Nigeria – 1.6%
290,000	Access Bank PLC (USD) (c)	10.50%	10/19/21	326,227
290,000	IHS Netherlands Holdco BV (USD) (c)	9.50%	10/27/21	305,019
290,000	SEPLAT Petroleum Development Co., PLC (USD) (c)	9.25%	04/01/23	290,725
270,000	United Bank for Africa PLC (USD) (c)	7.75%	06/08/22	279,831
200,000	Zenith Bank PLC (USD) (c)	7.38%	05/30/22	206,818
				1,408,620
	Paraguay – 0.4%
350,000	Banco Regional SAECA (USD) (c)	8.13%	01/24/19	362,757
	Russia – 1.0%
290,000	Credit Bank of Moscow Via CBOM Finance PLC (USD) (e)	7.50%	10/05/27	270,219
394,000	Evraz Group S.A. (USD) (c)	5.38%	03/20/23	398,728
200,000	GTH Finance BV (USD) (c)	7.25%	04/26/23	217,936
				886,883
	South Africa – 1.3%
17,000,000	Eskom Holdings SOC Ltd. (ZAR)	7.50%	09/15/33	1,159,676
See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	Turkey – 1.3%
339,000	Hazine Mustesarligi Varlik Kiralama AS (USD) (c)	5.00%	04/06/23	$342,296
280,000	Odea Bank AS (USD) (c) (e)	7.63%	08/01/27	267,775
288,000	Turkiye Vakiflar Bankasi TAO (USD)	6.00%	11/01/22	280,940
300,000	Yasar Holdings AS (USD) (c)	8.88%	05/06/20	304,122
				1,195,133
	Ukraine – 1.0%
267,720	Metinvest BV (USD) (k)	9.37%	12/31/21	281,374
322,000	MHP LUX S.A. (USD) (c)	6.95%	04/03/26	321,936
280,000	Ukreximbank Via Biz Finance PLC (USD)	9.63%	04/27/22	295,912
				899,222
	Total Foreign Corporate Bonds and Notes			15,740,522
	(Cost $15,791,282)

Shares	Description	Value
COMMON STOCKS (a) – 45.0%
	Brazil – 5.5%
103,750	Ambev S.A.	760,813
99,061	Banco Bradesco S.A., ADR	1,176,845
42,377	BRF S.A. (l)	293,043
66,401	Lojas Renner S.A.	686,848
24,054	Multiplan Empreendimentos Imobiliarios S.A., Preference Shares	502,654
35,196	Ultrapar Participacoes S.A.	762,458
68,053	Vale S.A., ADR	865,634
		5,048,295
	Chile – 1.1%
15,959	Banco Santander Chile S.A., ADR	534,786
50,382	SACI Falabella	485,825
		1,020,611
	China – 8.7%
120,500	Anhui Conch Cement Co., Ltd., Class H (m)	663,107
564,000	Beijing Capital International Airport Co., Ltd., Class H (m)	761,726
114,000	China Mobile Ltd. (m)	1,044,855
278,000	China Resources Land Ltd. (m)	1,021,556
80,500	Ping An Insurance Group Co. of China Ltd., Class H (m)	830,010
49,500	Tencent Holdings Ltd. (m)	2,657,139
21,879	YUM China Holdings, Inc.	907,978
		7,886,371
	Hong Kong – 2.8%
128,200	AIA Group Ltd. (m)	1,095,941
226,000	Hang Lung Group Ltd. (m)	741,162
20,899	Hong Kong Exchanges and Clearing Ltd. (m)	688,351
		2,525,454
	Hungary – 0.4%
15,300	Richter Gedeon Nyrt (m)	319,733
	India – 6.5%
71,414	Aditya Birla Capital Ltd. (l) (m)	161,061
48,010	Grasim Industries Ltd. (m)	778,770
See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	India (Continued)
10,537	Hero MotoCorp Ltd. (m)	$575,218
29,600	Hindustan Unilever Ltd. (m)	607,629
56,900	Housing Development Finance Corp., Ltd. (m)	1,602,766
214,459	ITC Ltd. (m)	845,526
27,500	Kotak Mahindra Bank Ltd. (m)	444,099
12,702	Tata Consultancy Services Ltd. (m)	556,600
5,428	UltraTech Cement Ltd. (m)	330,385
		5,902,054
	Indonesia – 2.1%
1,684,100	Astra International Tbk PT (m)	895,611
375,000	Bank Central Asia Tbk PT (m)	637,045
317,600	Indocement Tunggal Prakarsa Tbk PT (m)	371,487
		1,904,143
	Malaysia – 0.6%
86,200	Public Bank Bhd (m)	535,959
	Mexico – 2.3%
9,500	Fomento Economico Mexicano, S.A.B. de C.V., ADR	868,585
14,000	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR	551,740
113,838	Grupo Financiero Banorte, S.A.B. de C.V., O Shares	695,864
		2,116,189
	Philippines – 1.7%
1,134,100	Ayala Land, Inc. (m)	897,461
275,959	Bank of the Philippine Islands (m)	621,662
		1,519,123
	Poland – 0.4%
10,396	Bank Pekao S.A. (m)	375,014
	Portugal – 0.5%
23,692	Jeronimo Martins SGPS S.A. (m)	430,925
	Russia – 1.0%
7,200	Lukoil PJSC, ADR	498,384
5,496	Magnit PJSC (m)	445,555
		943,939
	South Africa – 1.7%
33,910	Massmart Holdings Ltd. (m)	459,844
52,100	MTN Group Ltd.	523,784
65,263	Truworths International Ltd. (m)	594,933
		1,578,561
	South Korea – 4.4%
1,020	Amorepacific Corp. (m)	153,596
2,341	Amorepacific Group (m)	302,090
1,166	LG Chem Ltd. (m)	425,624
933	NAVER Corp. (m)	694,361
1,266	Samsung Electronics Co., Ltd. (Preference Shares) (m)	2,434,433
		4,010,104
	Taiwan – 2.2%
235,954	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	1,998,578
See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Thailand – 1.7%
53,700	Siam Cement (The) PCL (m)	$848,839
142,400	Siam Commercial Bank Public Co., Ltd. (m)	654,705
		1,503,544
	Turkey – 1.1%
107,935	Akbank Turk A.S. (m)	262,447
26,944	BIM Birlesik Magazalar A.S. (m)	488,589
103,000	Turkiye Garanti Bankasi A.S. (m)	285,602
		1,036,638
	United Kingdom – 0.3%
31,539	Standard Chartered PLC (m)	316,095
	Total Common Stocks	40,971,330
	(Cost $30,499,278)
	Total Investments – 105.1%	95,752,764
	(Cost $82,277,254) (n)
	Outstanding Loan – (6.4)%	(5,800,000)
	Net Other Assets and Liabilities – 1.3%	1,170,302
	Net Assets – 100.0%	$91,123,066

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 3/31/2018	Sale Value as of 3/31/2018	Unrealized Appreciation/ (Depreciation)
05/04/18	BAR	UAH	15,609,000	USD	564,521	$ 581,485	$ 564,521	$ 16,964
04/10/18	DB	ZAR	6,837,000	USD	599,491	614,480	599,491	14,989
04/10/18	CIT	USD	542,546	ZAR	6,837,000	542,546	576,555	(34,009)
Net Unrealized Appreciation (Depreciation)								$(2,056)

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank
See Note 2C – Forward Foreign Currency Contracts in the Notes to Portfolio of Investments.

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	Floating rate security.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Aberdeen Asset Management Inc. (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2018, securities noted as such amounted to $17,509,041 or 19.2% of net assets.
(d)	Zero coupon bond.
(e)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(f)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by the Sub-Advisor.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2E - Restricted Securities in the Notes to Portfolio of Investments).
(h)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(i)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(j)	Perpetual maturity.
See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
(k)	These notes are Senior Payment-In-Kind (“PIK”) Toggle Notes whereby the issuer pays interest on the notes in cash at the rate of 2.793% per annum (“Cash-pay Interest Amount”). In addition to the Cash-pay Interest Amount, the issuer pays interest on the notes at the rate of 6.5795% per annum, in cash, only if any Notes Cash Sweep Amount is available, and otherwise in PIK Notes. For the fiscal year-to-date period (January 1, 2018 to March 31, 2018), this security paid all of its interest in cash.
(l)	Non-income producing security.
(m)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $30,856,089 or 33.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,572,253 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,098,799. The net unrealized appreciation was $13,473,454. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 39,040,912	$ —	$ 39,040,912	$ —
Foreign Corporate Bonds and Notes*	15,740,522	—	15,740,522	—
Common Stocks:
Brazil	5,048,295	5,048,295	—	—
Chile	1,020,611	1,020,611	—	—
China	7,886,371	907,978	6,978,393	—
Mexico	2,116,189	2,116,189	—	—
Russia	943,939	498,384	445,555	—
South Africa	1,578,561	523,784	1,054,777	—
Other Country Categories*	22,377,364	—	22,377,364	—
Total Investments	$ 95,752,764	$ 10,115,241	$ 85,637,523	$—
Forward Foreign Currency Contracts	31,953	—	31,953	—
Total	$ 95,784,717	$ 10,115,241	$ 85,669,476	$—

LIABILITIES TABLE
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (34,009)	$ —	$ (34,009)	$ —

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $30,201,384 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.
See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Credit Quality†	% of Total Fixed-Income Investments
A	4.6%
A-	12.5
BBB	11.4
BBB-	11.4
BB+	5.6
BB	10.2
BB-	7.5
B+	11.0
B	15.5
B-	5.6
CCC+	0.3
Not Rated	4.4
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Industry Classification	% of Total Investments
Sovereigns	41.1%
Banks	9.9
Internet Software & Services	3.5
Real Estate Management & Development	3.3
Construction Materials	3.1
Metals & Mining	2.6
Technology Hardware, Storage & Peripherals	2.5
Wireless Telecommunication Services	2.3
Semiconductors & Semiconductor Equipment	2.1
Utilities	2.0
Insurance	2.0
Food & Staples Retailing	1.9
Beverages	1.7
Thrifts & Mortgage Finance	1.7
Automobiles	1.5
Integrated Oils	1.4
Transportation Infrastructure	1.4
Oil, Gas & Consumable Fuels	1.3
Multiline Retail	1.2
Exploration & Production	1.1
Pipelines	1.0
Hotels, Restaurants & Leisure	1.0
Food & Beverage	0.9
Tobacco	0.9
Power Generation	0.9
Capital Markets	0.7
Oil & Gas Services & Equipment	0.7
Household Products	0.6
Specialty Retail	0.6
IT Services	0.6
Personal Products	0.5
Chemicals	0.4
Retail - Consumer Discretionary	0.4
Pharmaceuticals	0.3
Communications Equipment	0.3
Government Development Banks	0.3
Food Products	0.3
Life Insurance	0.3
Real Estate	0.3
Wireline Telecommunication Services	0.3
Airlines	0.3
Commercial Finance	0.3
Construction Materials Manufacturing	0.3
Diversified Financial Services	0.2
Industrial Other	0.0*
Total	100.0%

* Amount is less than 0.05%.

See Notes to Portfolio of Investments

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
USD	32.3%
HKD	9.9
BRL	7.3
INR	6.8
ZAR	5.4
RUB	4.6
MXN	4.4
KRW	4.2
IDR	3.9
PLN	3.0
TRY	2.4
PEN	2.2
TWD	2.1
MYR	1.8
PHP	1.6
THB	1.6
EGP	1.3
DOP	1.2
EUR	0.9
UAH	0.6
GHS	0.6
ARS	0.6
CLP	0.5
HUF	0.3
GBP	0.3
UYU	0.2
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound Sterling
GHS	Ghanaian Cedis
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South African Rand
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust/Aberdeen Emerging Opportunity Fund (FEO)
March 31, 2018 (Unaudited)
1. Organization
First Trust/Aberdeen Emerging Opportunity Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 16, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FEO on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Bonds, notes, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Notes to Portfolio of Investments (Continued)
First Trust/Aberdeen Emerging Opportunity Fund (FEO)
March 31, 2018 (Unaudited)
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer, or economic data relating to the country of issue;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of security;
4)	the financial statements of the issuer, or the financial condition of the country of issue;
5)	the credit quality and cash flow of the issuer, or country of issue, based on Aberdeen Asset Management Inc.’s (“Aberdeen” or the “Sub-Advisor”) or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management (for corporate debt only);
11)	the economic, political and social prospects/developments of the country of issue and the assessment of the country’s governmental leaders/officials (for sovereign debt only);
12)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
13)	other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;

Notes to Portfolio of Investments (Continued)
First Trust/Aberdeen Emerging Opportunity Fund (FEO)
March 31, 2018 (Unaudited)
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of March 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At March 31, 2018, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Forward Foreign Currency Contracts
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due

Notes to Portfolio of Investments (Continued)
First Trust/Aberdeen Emerging Opportunity Fund (FEO)
March 31, 2018 (Unaudited)
to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.
E. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of March 31, 2018, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Values	Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$350,000	$6.13	$350,000	$21,438	0.02%
OAS Investments GmbH, 8.25%, 10/19/19	10/15/2012	200,000	6.13	200,000	12,250	0.01
				$550,000	$33,688	0.03%
3. Derivative Transactions
For the fiscal year-to-date period (January 1, 2018 through March 31, 2018), the notional values of forward foreign currency contracts opened and closed were $11,866,109 and $12,134,776, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust/Aberdeen Emerging Opportunity Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 29, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	May 29, 2018

* Print the name and title of each signing officer under his or her signature.